UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Ste. 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2013

Item 1. Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2013

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Toll Free (866) 954-6682

Investment Results – (Unaudited)

Total Returns*
(For the periods ended July 31, 3013)
			Average Annual
				Since Inception
	Six Months	1 Year	3 Year	(April 1, 2009)
Golub Group Equity Fund	13.90%	25.85%	15.72%	18.17%
S&P 500(R) Index**	13.73%	25.00%	17.74%	21.39%

Total Annual Operating Expenses, as disclosed in the Fund’s prospectus dated May 30, 2013, were 1.58% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser). Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Comparison of the Growth of a $10,000 Investment in the Golub Group Equity Fund and the S&P 500(R) Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through July 31, 2013. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

Fund Holdings – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2013 to July 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Golub Group Equity Fund	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During the Period Ended July 31, 2013
Actual*	$1,000.00	$1,139.00	$6.64
Hypothetical**	$1,000.00	$1,018.59	$6.26

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
**	Assumes a 5% return before expenses.

4

Golub Group Equity Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.46%

Air Courier Services - 1.85%
FedEx Corp.	6,550	$694,300

Aircraft Engines & Engine Parts - 1.61%
United Technologies Corp.	5,725	604,388

Beverages - 4.45%
Diageo plc (b) (c)	4,225	529,519
PepsiCo, Inc.	13,650	1,140,321

		1,669,840

Brewery - 2.70%
Anheuser-Busch InBev NV (b)	10,600	1,014,526

Computer Communications Equipment - 4.20%
Cisco Systems, Inc.	61,700	1,576,435

Crude Petroleum & Natural Gas - 2.18%
Devon Energy Corp.	14,875	818,274

Electromedical & Electrotherapeutic Apparatus - 3.06%
Medtronic, Inc.	20,775	1,147,611

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.92%
General Electric Co.	60,400	1,471,948

Electronic Computers - 2.58%
Apple, Inc.	2,140	968,350

Fire, Marine & Casualty Insurance - 6.39%
American International Group, Inc. (a)	17,750	807,802
Berkshire Hathaway, Inc. - Class B (a)	13,725	1,590,316

		2,398,118

Investment Advice - 1.31%
Franklin Resources, Inc.	10,050	491,244

Medical - Generic Drugs - 2.66%
Teva Pharmaceutical Industries, Ltd. (b)	25,125	997,463

Miscellaneous Fabricated Metal Products - 1.98%
Parker Hannifin Corp.	7,200	743,616

Motor Vehicles & Passenger Car Bodies - 3.30%
General Motors Co. (a)	34,600	1,241,102

National Commercial Banks - 5.64%
Bank of America Corp.	57,500	839,500
Citigroup, Inc.	24,550	1,280,037

		2,119,537

Oil & Gas Filed Machinery & Equipment - 1.91%
National Oilwell Varco, Inc.	10,200	715,734

Petroleum Refining - 7.69%
Chevron Corp.	8,675	1,092,096
ConocoPhillips	10,900	706,974
Exxon Mobil Corp.	11,600	1,087,500

		2,886,570

Pharmaceutical Preparations - 4.36%
Hospira, Inc. (a)	9,250	376,475
Johnson & Johnson	13,500	1,262,250

		1,638,725

See accompanying notes which are an integral part of these financial statements.
5

Golub Group Equity Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.46% - continued

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.13%
Northrop Grumman Corp.	8,700	$800,922

Semiconductors & Related Devices - 2.80%
Intel Corp.	45,175	1,052,577

Services - Computer Processing & Data Preparation - 3.03%
Fiserv, Inc. (a)	11,825	1,138,038

Services - Computer Programming, Data Processing, Etc. - 3.13%
Google, Inc. - Class A (a)	1,325	1,176,070

Services - Engineering, Accounting, Research, Management - 3.03%
Paychex, Inc.	28,850	1,137,844

Services - Prepackaged Software - 3.96%
Microsoft Corp.	46,700	1,486,461

State Commercial Banks - 4.58%
Bank of New York Mellon Corp./The	54,725	1,721,101

Super-Regional Banks-US - 5.04%
U.S. Bancorp	24,700	921,804
Wells Fargo & Co.	22,350	972,225

		1,894,029

Telephone Communications (No Radio Telephone) - 2.52%
China Mobile Ltd. (b)	17,850	944,622

Trucking & Courier Services (No Air) - 1.45%
United Parcel Service, Inc. - Class B	6,298	546,666

TOTAL COMMON STOCKS (Cost $26,783,457)		35,096,111

Money Market Securities - 6.57%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (d)	2,466,111	2,466,111

TOTAL MONEY MARKET SECURITIES (Cost $2,466,111)		2,466,111

TOTAL INVESTMENTS (Cost $29,249,568) - 100.03%		$37,562,222

Liabilities in excess of other assets - (0.03%)		(10,657)

TOTAL NET ASSETS - 100.00%		$37,551,565

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Public Limited Company.
(d)	Variable rate security; the rate shown represents the 7-day yield at July 31, 2013.

Percentage of Net Assets
Diversification of Assets:
Belgium	2.70%
Hong Kong	2.52%
Israel	2.66%
United Kingdom	1.41%
United States	90.74%
Liabilities in excess of other assets	-0.03%

100.00%

See accompanying notes which are an integral part of these financial statements.
6

Golub Group Equity Fund

Statement of Assets and Liabilities

July 31, 2013

(Unaudited)

Assets
Investments in securities, at fair value (cost $29,249,568)	$37,562,222
Receivable for fund shares sold	3,000
Dividends receivable	25,827
Interest receivable	216
Receivable for tax reclaim	203
Prepaid expenses	4,909

Total assets	37,596,377

Liabilities
Payable to Adviser (a)	25,060
Payable for fund shares redeemed	1,023
Payable to administrator, fund accountant, and transfer agent (a)	8,213
Payable to custodian (a)	1,105
Payable to trustees	1,144
Other accrued expenses	8,267

Total liabilities	44,812

Net Assets	$37,551,565

Net Assets consist of:
Paid in capital	$27,596,370
Undistributed net investment income (loss)	115,141
Accumulated net realized gain (loss) on investments	1,527,400
Net unrealized appreciation (depreciation) on investments	8,312,654

Net Assets	$37,551,565

Shares outstanding (unlimited number of shares authorized; no par value)	2,092,378

Net Asset Value, offering and redemption price per share	$17.95

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.
7

Golub Group Equity Fund

Statement of Operations

For the six months ended July 31, 2013

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $10,299)	$337,327
Interest income	1,257

Total Investment Income	338,584

Expenses
Investment Adviser fee (a)	172,261
Administration expenses (a)	17,356
Transfer agent expenses (a)	15,937
Fund accounting expenses (a)	12,397
Audit expenses	7,439
Legal expenses	7,215
Custodian expenses (a)	5,642
Trustee expenses	3,678
Printing expenses	3,657
Registration expenses	3,473
Insurance expenses	2,503
CCO expenses	1,488
Miscellaneous expenses	1,381
Pricing expenses	443
24f-2 fees	343

Total Expenses	255,213
Fees waived and expenses reimbursed by Adviser (a)	(39,716)

Net operating expenses	215,497

Net Investment Income	123,087

Realized & Unrealized Gain on Investments
Net realized gain on investment securities	1,292,366
Change in unrealized appreciation on investment securities	3,104,830

Net realized and unrealized gain on investment securities	4,397,196

Net increase in net assets resulting from operations	$4,520,283

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.
8

Golub Group Equity Fund

Statements of Changes In Net Assets

	For the Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$123,087	$267,166
Net realized gain on investment securities	1,292,366	1,167,364
Change in unrealized appreciation (depreciation) on investment securities	3,104,830	2,848,773

Net increase in net assets resulting from operations	4,520,283	4,283,303

Distributions
From net investment income	—	(288,218)
From net realized gains	—	(715,029)

Total distributions	—	(1,003,247)

Capital Share Transactions
Proceeds from shares sold	3,143,786	9,029,658
Reinvestment of distributions	—	1,003,247
Amount paid for shares redeemed	(2,629,963)	(4,741,918)

Net increase in net assets resulting from capital share transactions	513,823	5,290,987

Total Increase in Net Assets	5,034,106	8,571,043

Net Assets
Beginning of period	32,517,459	23,946,416

End of period	$37,551,565	$32,517,459

Undistributed net investment income (loss) included in net assets at the end of each period	$115,141	$(7,946)

Capital Share Transactions
Shares sold	185,899	598,533
Shares issued in reinvestment of distributions	—	67,151
Shares redeemed	(156,987)	(313,222)

Net increase from capital share transactions	28,912	352,462

See accompanying notes which are an integral part of these financial statements.
9

Golub Group Equity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2013 (Unaudited)		For the Year Ended January 31, 2013	For the Year Ended January 31, 2012	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (a)
Selected Per Share Data:
Net asset value, beginning of period	$15.76		$14.00	$14.58	$12.85	$10.00

Income from investment operations:
Net investment income (b)	0.06		0.14	0.15	0.11	0.11
Net realized and unrealized gain on investments	2.13		2.12	0.20	2.09	2.83

Total income from investment operations	2.19		2.26	0.35	2.20	2.94

Less distributions to shareholders:
From net investment income	—		(0.14)	(0.14)	(0.09)	(0.09)
From net realized gains	—		(0.36)	(0.79)	(0.38)	—	(c)

Total distributions	—		(0.50)	(0.93)	(0.47)	(0.09)

Net asset value, end of period	$17.95		$15.76	$14.00	$14.58	$12.85

Total Return (d)	13.90	% (e)	16.34%	2.65%	17.20%	29.37	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$37,552		$32,517	$23,946	$19,574	$9,390
Ratio of expenses to average net assets after expense reimbursement	1.25	% (f)	1.25%	1.25%	1.25%	1.25	% (f)
Ratio of expenses to average net assets before waiver and reimbursement	1.48	% (f)	1.57%	1.75%	2.21%	3.45	% (f)
Ratio of net investment income (loss) to average net assets after expense reimbursement	0.71	% (f)	0.95%	1.03%	0.82%	1.07	% (f)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	0.48	% (f)	0.63%	0.53%	(0.14)%	(1.13	)%(f)
Portfolio turnover rate	12.55	% (e)	16.79%	27.33%	23.15%	8.58	% (e)

(a)	For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c)	Distributions to shareholders resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.
10

Golub Group Equity Fund

Notes to the Financial Statements

July 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute all or substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

11

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

12

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$35,096,111	$—	$—	$35,096,111
Money Market Securities	2,466,111	—	—	2,466,111

Total	$37,562,222	$—	$—	$37,562,222

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended July 31, 2013, the Fund had no transfers between any Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Golub Group Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2013, the Adviser earned a fee of $172,261 from the Fund before the reimbursement described below. At July 31, 2013, the Fund owed the Adviser $25,060.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2014, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in

13

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the six months ended July 31, 2013, the Adviser waived fees of $39,716.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at January 31, 2013 are as follows:

Amount	January 31,
$129,687	2014
$107,613	2015
$91,129	2016

For the six months ended July 31, 2013, $39,716 may be subject to potential repayment by the Fund to the Adviser through January 31, 2017.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended July 31, 2013, HASI earned fees of $17,356 for administrative services provided to the Fund. At July 31, 2013, HASI was owed $2,773 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July 31, 2013, the Custodian earned fees of $5,642 for custody services provided to the Fund. At July 31, 2013, the Custodian was owed $1,105 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2013, HASI earned fees of $15,937 for transfer agent services to the Fund. At July 31, 2013, the Fund owed HASI $3,460 for transfer agent services. For the six months ended July 31, 2013, HASI earned fees of $12,397 from the Fund for fund accounting services. At July 31, 2013, HASI was owed $1,980 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2014.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended July 31, 2013. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

14

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 5. INVESTMENTS

For the six months ended July 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	4,212,433
Sales
U.S. Government Obligations	$—
Other	4,102,190

At July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$8,564,929
Gross (Depreciation)	(252,794)

Net Appreciation (Depreciation) on Investments	$8,312,135

At July 31, 2013, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $29,250,087 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2013, Charles Schwab owned, as record shareholder, 95.01% of the outstanding shares of the Fund. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the six months ended July 31, 2013.

15

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax characterization of distributions for the fiscal periods ended January 31, 2013 and January 31, 2012, were as follows:

	2013	2012
Distribution paid from:
Ordinary Income*	$283,345	$470,799
Long-term Capital Gain	719,902	1,002,875

	$1,003,247	$4,473,674

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	235,561
Accumulated capital and other losses	(7,954)
Unrealized appreciation (depreciation)	5,207,305

$5,434,912

At January 31, 2013, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $519.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Late Year Ordinary Loss
Golub Group Equity Fund	$7,954

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

16

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Robert W. Silva, Principal Financial Officer and Treasurer

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Heather Bonds, Secretary

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Mitchell Capital All-Cap Growth Fund

Semi-Annual Report

July 31, 2013

Fund Adviser:

Mitchell Capital Management Company

11460 Tomahawk Creek Parkway, Suite 410

Leawood, KS 66211

Toll Free (855) 626-8034

Investment Results – (Unaudited)

Total Returns*

(For the period ended July 31, 2013)

Since Inception (March 01, 2013)
Mitchell Capital All Cap Growth Fund	7.00%
S&P 500® Index**	12.11%

The Total Annual Fund Operating Expense ratio, as estimated for the Fund’s first fiscal period ending January 31. 2014 and disclosed in the Fund’s prospectus, is 1.51% of average daily net assets. The Total Annual Fund Operating Expense ratio After Fee Waiver/Expense Reimbursement reflects that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2014, so that the Total Annual Fund Operating Expense ratio does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expense”).

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-626-8034.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Comparison of the Growth of a $10,000 Investment in the Mitchell Capital All Cap Growth Fund and the S&P 500 (R) Index

The chart above assumes an initial investment of $10,000 made on March 1, 2013 (commencement of Fund operations) and held through July 31, 2013. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-855-626-8034. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

Fund Holdings – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Mitchell Capital All-Cap Growth Fund is to seek long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, February 1, 2013 to July 31, 2013.

3

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Mitchell Capital All-Cap Growth Fund	Beginning Account Value	Ending Account Value February 1, 2013	Expenses Paid During the Period Ended July 31, 2013
Actual*	$1,000.00	$1,070.00	$4.33
Hypothetical**	$1,000.00	$1,019.98	$5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since commencement of operations on March 1, 2013)
**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from February 1, 2013 to July 31, 2013. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 0.99% multiplied by the average account value over the six month period, multiplied by 182/365 (to reflect the partial year period).

4

Mitchell Capital All-Cap Growth Fund

Schedule of Investments

July 31, 2013

(Unaudited)

Common Stocks - 92.83%	Shares	Fair Value
Consumer Discretionary - 17.88%
Dollar Tree, Inc. (a)	800	$42,920
Panera Bread Co. - Class A (a)	128	21,382
PetSmart, Inc.	721	52,792
Ross Stores, Inc.	738	49,793
Tractor Supply Co.	448	54,266

		221,153

Energy - 11.76%
Ensco PLC - Class A	659	37,787
FMC Technologies, Inc. (a)	849	45,252
Oceaneering International, Inc.	770	62,439

		145,478

Financials - 4.85%
Amtrust Financial Services, Inc.	723	30,098
Toronto-Dominion Bank/The	355	29,884

		59,982

Health Care - 22.33%
Air Methods Corp.	812	27,275
Biogen Idec, Inc. (a)	168	36,646
Cerner Corp. (a)	982	48,118
Exact Sciences Corp (a)	479	6,572
Express Scripts Holding Co. (a)	747	48,966
Gilead Sciences, Inc. (a)	520	31,954
Mettler-Toledo International, Inc. (a)	187	41,252
Novo Nordisk A/S (b)	209	35,304

		276,087

Industrials - 16.10%
Canadian National Railway Co.	345	34,452
Honeywell International, Inc.	454	37,673
IHS, Inc. - Class A (a)	192	21,078
Kirby Corp. (a)	597	50,422
Middleby Corp./The (a)	145	25,946
Quanta Services, Inc. (a)	1,101	29,518

		199,089

See accompanying notes which are an integral part of these financial statements.

5

Mitchell Capital All-Cap Growth Fund

Schedule of Investments - continued

April 30, 2013

(Unaudited)

Common Stocks - 92.83% - continued	Shares	Fair Value
Information Technology - 19.91%
CGI Group, Inc. - Class A (a)	791	$27,376
Cognizant Technology Solutions Corp. (a)	420	30,404
EMC Corp.	1,172	30,648
Gartner, Inc. (a)	501	30,065
Intuit, Inc.	458	29,275
MICROS Systems, Inc. (a)	719	35,037
NIC, Inc.	709	13,060
Skyworks Solutions, Inc. (a)	1,091	26,206
Synaptics, Inc. (a)	266	10,640
Virtusa Corp. (a)	523	13,483

		246,194

TOTAL COMMON STOCKS (Cost $1,062,624)		1,147,983

Money Market Securities - 6.89%
Federated Treasury Obligations Fund - Institutional shares, 0.01% (c)	85,145	85,145

TOTAL MONEY MARKET SECURITIES (Cost $85,145)		85,145

TOTAL INVESTMENTS (Cost $1,147,769) - 99.72%		$1,233,128

Other assets less liabilities - 0.28%		3,465

TOTAL NET ASSETS - 100.00%		$1,236,593

(a)	Non-income producing.
(b)	American Depositary Receipt (ADR)
(c)	The money market fund is not a variable rate security; the rate shown represents the seven-day yield at July 31, 2013.

See accompanying notes which are an integral part of these financial statements.

6

Mitchell Capital All-Cap Growth Fund

Statement of Assets and Liabilities

July 31, 2013

(Unaudited)

Assets
Investments in securities, at value (cost $1,147,769)	$1,233,128
Receivable from Adviser (a)	15,518
Dividends receivable	376
Receivable for tax reclaim	52
Interest receivable	—
Prepaid expenses	5,704
Deferred offering costs	23,367
Deferred organization costs	4,630

Total assets	1,282,775

Liabilities
Payable for investments purchased	29,092
Payable to administrator, fund accountant, and transfer agent (a)	3,753
Payable to trustees	119
Payable to custodian (a)	728
Other accrued expenses	12,490

Total liabilities	46,182

Net Assets	$1,236,593

Net Assets consist of:
Paid in capital	$1,164,797
Accumulated undistributed net investment (loss)	(1,522)
Accumulated net realized (loss) from investments	(12,041)
Net unrealized appreciation on investments	85,359

Net Assets	$1,236,593

Shares outstanding (unlimited number of shares authorized; no par value)	115,555

Net Asset Value, offering and redemption price per share	$10.70

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

7

Mitchell Capital All-Cap Growth Fund

Statement of Operations

For the period ended July 31, 2013 (a)

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $161)	$2,579
Interest income	2

Total Investment Income	2,581

Expenses
Investment advisor fee (b)	3,095
Offering expenses	14,564
Transfer agent expenses (b)	14,416
Fund accounting expenses (b)	9,611
Administration expenses (b)	9,611
Audit expenses	6,810
Legal expenses	6,356
Miscellaneous expenses	5,301
Organizational expenses	4,120
Custodian expenses (b)	3,511
Trustee expenses	3,405
Report printing expenses	2,614
Registration expenses	1,738
24f-2 expenses	1,548
CCO expenses	1,297
Pricing expenses	946

Total Expenses	88,943
Less: Fees waived and reimbursed by Adviser	(84,840)

Net operating expenses	4,103

Net Investment Income	(1,522)

Realized & Unrealized Gain on Investments
Net realized (loss) on investment securities	(12,041)
Change in unrealized appreciation on investment securities	85,359

Net realized and unrealized gain on investment securities	73,318

Net increase in net assets resulting from operations	$71,796

(a)	For the period March 1, 2013 (commencement of operations) to July 31, 2013.
(b)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

8

Mitchell Capital All-Cap Growth Fund

Statements of Changes In Net Assets

For the Period Ended July 31, 2013 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment (loss)	$(1,522)
Net realized (loss) on investment securities	(12,041)
Change in unrealized appreciation on investment securities	85,359

Net increase in net assets resulting from operations	71,796

Capital Share Transactions
Proceeds from shares sold	1,174,008
Amount paid for shares redeemed	(9,211)

Net increase in net assets resulting from capital share transactions	1,164,797

Total Increase in Net Assets	1,236,593

Net Assets
Beginning of period	—

End of period	$1,236,593

Undistributed net investment income included in net assets at end of period	$(1,522)

Capital Share Transactions
Shares sold	116,441
Shares redeemed	(886)

Net increase from capital share transactions	115,555

(a)	For the period March 1, 2013 (commencement of operations) to July 31, 2013.

See accompanying notes which are an integral part of these financial statements.

9

Mitchell Capital All-Cap Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2013 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	(0.01)
Net realized and unrealized gain on investments	0.71

Total from investment operations	0.70

Net asset value, end of period	$10.70

Total Return (b)	7.00	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$1,237
Ratio of net expenses to average net assets	0.99	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	21.50	% (d)
Ratio of net investment income to average net assets	(0.37	)% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	20.88	% (d)
Portfolio turnover rate	12.42	% (c)

(a)	For the period March 1, 2013 (commencement of operations) to July 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Mitchell Capital All-Cap Growth Fund

Notes to the Financial Statements

July 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Mitchell Capital All-Cap Growth Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees (the “Board”). The Fund commenced operations on March 1, 2013. The Fund’s investment adviser is Mitchell Capital Management Company (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

11

Mitchell Capital All-Cap Growth Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes

12

Mitchell Capital All-Cap Growth Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,147,983	$—	$—	$1,147,983
Money Market Securities	85,145	—	—	85,145

Total	$1,233,128	$—	$—	$1,233,128

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of July 31, 2013.

13

Mitchell Capital All-Cap Growth Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the period from March 1, 2013 (commencement of operations) to July 31, 2013, the Adviser earned a fee of $3,095 from the Fund before the reimbursement described below. At July 31, 2013, the Adviser owed the Fund $15,518.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 0.99% of the Fund’s average daily net assets through May 31, 2014. The operating expense limitation also excludes any fees and expenses of acquired funds. For the period from March 1, 2013 (commencement of operations) to July 31, 2013, totaling $84,840 may be subject to potential recoupment by the Adviser until January 31, 2017.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from March 1, 2013 (commencement of operations) to July 31, 2013, HASI earned fees of $9,611 for administrative services provided to the Fund. At July 31, 2013, HASI was owed $1,277 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period from March 1, 2013 (commencement of operations) to July 31, 2013, the Custodian earned fees of $3,511 for custody services provided to the Fund. At July 31, 2013, the Custodian was owed $728 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from March 1, 2013 (commencement of operations) to July 31, 2013, HASI earned fees of $14,416 for transfer agent services to the Fund. At July 31, 2013, the Fund owed HASI $1,197 for transfer agent services.

For the period from March 1, 2013 (commencement of operations) to July 31, 2013, HASI earned fees of $9,611 from the Fund for fund accounting services. At July 31, 2013, HASI was owed $1,278 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended July 31, 2013. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

14

Mitchell Capital All-Cap Growth Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

NOTE 5. INVESTMENTS

For the period from March 1, 2013 (commencement of operations) to July 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

U.S. Government Obligations	$—
Other	1,194,425
Sales
U.S. Government Obligations	$—
Other	119,753

At July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$100,942
Gross (Depreciation)	(15,583)

Net Appreciation (Depreciation) on Investments	$85,359

At July 31, 2013, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $1,147,769 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2013, Richard S. Jones owned 35.04%. As a result, the Richard S. Jones may be deemed to be a control person on the basis of its ownership of voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended July 31, 2013.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

Approval of Investment Advisory Agreement - Unaudited

At a meeting held on December 10-11, 2012, the Board of Trustees (the “Board”) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Mitchell Capital Management Co. (the “Adviser”) on behalf of the MCM All-Cap Growth Fund (the “Fund”). Counsel reviewed with the Board the requirements of the 1940 Act and the applicable disclosure obligations associated therewith. The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund and reflected on discussions with the Adviser regarding the Advisory Agreement, the expense limitation agreement and the manner in which the Fund would be managed.

Counsel referred the Board to the Meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, and the Advisory Agreement and expense limitation agreement.

Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and the Adviser by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the investors of the Fund; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its anticipated coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review,

that the Board could consider the investment performance of the Adviser in managing accounts similar to the manner in which the Fund would be managed. The Board observed that while the separate accounts would not be subjected to the same operations, expenses and restrictions as the Fund, the performance was very good. The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fee were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Trustees considered that the management fee for the Fund had breakpoints that would allow shareholders to realize economies of scale as assets grow. The Trustees noted that the Fund had not commenced operations and therefore at the outset, investors would not benefit from the breakpoints in the advisory agreement. However, the Trustees noted that the Fund’s shareholders would experience benefits from the expense limitation arrangements in place for that Fund. In light of the foregoing, the Trustees determined that the fee arrangements for the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the Advisory Agreement between the Trust and the Adviser.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 626-8034 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Robert W. Silva, Principal Financial Officer and Treasurer

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Heather Bonds, Secretary

INVESTMENT ADVISER

Mitchell Capital Management Company

11460 Tomahawk Creek Parkway, Suite 410

Leawood, KS 66211

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

SEMI-ANNUAL REPORT

July 31, 2013

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW, Suite 500

Atlanta, GA 30305

(404) 953-4902

Investment Results – (Unaudited)

Total Returns*

(For the periods ended July 31, 2013)

			Average Annual Returns
	Six Months	One Year	Since Inception (June 28, 2011)
Angel Oak Multi-Strategy Income Fund, Class A without load	-2.04%	7.86%	13.69%
Angel Oak Multi-Strategy Income Fund, Class A with load	-7.65%	1.68%	10.52%
Barclays Capital U.S. Aggregrate Bond Index**	-1.62%	-1.90%	2.93%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2013, were 1.86% of average daily net assets. The Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

Total Returns*

(For the periods ended July 31, 2013)

			Average Annual Returns
	Six Months	One Year	Since Inception (March 14, 2012)
Angel Oak Multi-Strategy Income Fund, Class C without load	-2.30%	7.12%	9.73%
Angel Oak Multi-Strategy Income Fund, Class C with load	-3.26%	6.12%	9.73%
Barclays Capital U.S. Aggregrate Bond Index**	-1.62%	-1.90%	0.97%

Investment Results – (Unaudited) (continued)

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2013, were 2.61% of average daily net assets. The Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

Total Returns*

(For the periods ended July 31, 2013)

	Six Months	Since Inception (August 16, 2012)
Angel Oak Multi-Strategy Income Fund, Institutional Class, without load	-1.84%	5.77%
Barclays Capital U.S. Aggregrate Bond Index**	-1.62%	-0.95%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2013, were 1.61% of average daily net assets. The Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2014, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-625-3042.

The performance above reflects any fee reductions pursuant to expense limitation agreements during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower.

Investment Results – (Unaudited) (continued)

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 2.25% sales charge. Prior to May 30, 2013, the maximum sales charge for Class A shares was 5.75%. Had this sales charge adjustment been reflected for the applicable periods the quoted Class A with load performance would have been higher. Total returns for Class C shares, with load, assume the deduction of the maximum 1.00% deferred sales charge as if redemption took place on the last business day of the reporting period.

** The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-625-3042. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Portfolio Holdings – (Unaudited)

1As a percentage of net assets.

The investment objective of the Angel Oak Multi-Strategy Income Fund is current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2013 to July 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide

Summary of Fund’s Expenses – (Unaudited) (continued)

your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2013	Ending Account Value, July 31, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$979.60	$8.44	1.72%
	Hypothetical(2)	$1,000.00	$1,016.27	$8.59	1.72%
Class C	Actual	$1,000.00	$977.00	$12.09	2.47%
	Hypothetical(2)	$1,000.00	$1,012.56	$12.31	2.47%
Class I	Actual	$1,000.00	$981.60	$7.22	1.47%
	Hypothetical(2)	$1,000.00	$1,017.51	$7.35	1.47%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning February 1, 2013 through July 31, 2013. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical	assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – 87.59%
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.353%, 1/25/2035 (a)	$411,951	$410,954
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.646%, 7/25/2035 (a)(b)	1,993,293	1,787,082
Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.828%, 7/25/2035 (a)	10,514,789	10,138,843
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.934%, 8/25/2035 (a)	253,876	231,320
Adjustable Rate Mortgage Trust, Series 2005-8, Class 7A4, 0.520%, 11/25/2035 (a)	1,030,856	745,907
Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.119%, 11/25/2035 (a)	591,939	519,886
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.257%, 6/25/2037 (a)	10,385,258	9,161,147
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.188%, 10/25/2034 (a)	3,222,225	2,879,525
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035	10,935,000	8,899,488
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036	767,139	443,953
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.760%, 9/25/2045 (a)	1,685,848	1,396,031
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.490%, 9/25/2045 (a)	3,997,058	3,450,788
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.490%, 11/25/2045 (a)	1,124,368	848,861
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	868,300	860,061
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	1,868,753	1,794,860
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035 (b)	10,258,393	9,817,913
Bank of America Funding Corp., Series 2004-C, Class 3A1, 3.115%, 12/20/2034 (a)	158,949	143,358
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.349%, 5/20/2036 (a)(b)	28,996,172	26,759,509

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	$5,920,000	$5,794,703
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	14,577,983	13,668,754
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.355%, 6/20/2037 (a)	469,914	443,592
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.355%, 6/20/2037 (a)(b)	7,955,052	7,509,458
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 3.099%, 10/25/2034 (a)	523,767	513,342
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.798%, 6/25/2035 (a)	1,851,400	1,708,151
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.108%, 10/25/2035 (a)	329,767	312,939
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.123%, 10/25/2035 (a)	276,949	253,203
Bank United Trust, Series 2005-1, Class 1A1, 0.490%, 9/25/2045 (a)	15,605,587	11,174,763
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.500%, 8/25/2035 (a)(c)	14,605,277	11,929,050
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.580%, 1/25/2036 (a)(c)	3,791,144	3,101,615
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.490%, 1/25/2036 (a)(c)	3,507,072	2,942,347
Bayview Commercial Asset Trust, Series 2006-1A, Class A2, 0.550%, 4/25/2036 (a)(c)	7,005,972	5,588,380
Bayview Commercial Asset Trust, Series 2006-2A, Class A2, 0.470%, 7/25/2036 (a)(c)	3,736,740	2,910,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.808%, 3/25/2035 (a)	2,414,692	2,209,658
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.245%, 3/25/2035 (a)	3,588,910	3,407,122
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.526%, 7/25/2035 (a)	5,270,208	4,715,308
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.810%, 9/25/2035 (a)(b)	21,686,989	17,773,832

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bear Stearns ALT-A Trust, Series 2005-9, Class 25A1, 2.698%, 11/25/2035 (a)	$4,313,021	$3,351,983
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035 (b)	6,527,022	6,211,594
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A , 5.500%, 7/25/2035	3,093,736	2,801,907
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.690%, 8/25/2035 (a)	6,055,099	4,949,635
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O)(d)	102,643,612	2,100,992
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(c)	7,931,000	6,523,636
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.079%, 12/25/2035 (a)	74,523	71,235
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.911%, 12/25/2035 (a)	1,685,524	1,497,511
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.323%, 7/25/2037 (a)	765,220	707,194
ChaseFlex Trust, Series 2006-1, Class A4, 5.421%, 6/25/2036 (a)	31,247,000	26,786,288
ChaseFlex Trust, Series 2006-2, Class A4, 5.745%, 9/25/2036 (a)	15,695,700	14,724,317
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.340%, 1/25/2036 (a)(c)	1,239,712	1,002,070
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.643%, 5/25/2035 (a)	728,426	714,574
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.306%, 8/25/2035 (a)(b)	923,578	893,210
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.161%, 9/25/2035 (a)(b)	11,319,765	10,328,731
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.132%, 10/25/2035 (a)	767,642	687,043
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 2.570%, 11/25/2035 (a)	15,664,600	15,097,283

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.670%, 8/25/2036 (a)	$6,602,356	$5,660,454
COMM Mortgage Trust, Series 2013-CR6, Class E, 4.320%, 3/10/2046 (a)(c)	6,146,000	4,547,462
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,995,251	1,874,135
CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	165,618	161,747
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	9,602,000	8,825,107
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	2,054,145	1,928,063
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	3,637,662	3,505,635
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.490%, 5/25/2035 (a)	216,712	210,644
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	1,010,086	950,453
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.422%, 7/20/2035 (a)(b)	13,372,224	10,973,340
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	2,033,599	1,916,802
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.690%, 7/25/2035 (a)	3,279,169	2,325,715
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	10,000,000	9,264,915
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.690%, 7/25/2035 (a)	1,543,935	1,226,049
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	1,575,289	1,266,560
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,526,677	2,285,792
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.490%, 8/25/2035 (a)(b)	15,322,073	12,200,943
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 0.000%, 8/25/2035 (I/O)(d)	65,641,804	4,841,083

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (b)	$17,561,749	$16,482,167
CountryWide Alternative Loan Trust, Series 2005-46CB, Class A14, 5.500%, 10/25/2035	5,257	4,817
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.690%, 10/25/2035 (a)	1,394,873	1,030,309
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.000%, 10/25/2035 (I/O)(a)(d)	92,196,085	7,318,064
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.315%, 12/20/2035 (I/O)(a)(c)(d)	216,900,008	15,725,251
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	8,093,500	6,980,146
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035 (b)	2,698,593	2,466,000
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.352%, 5/25/2036 (I/O)(a)(d)	89,129,915	7,241,806
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.783%, 8/25/2046 (I/O)(a)(d)	222,738,512	16,148,542
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.561%, 6/20/2034 (a)	2,008,366	1,848,044
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-11, Class 3A1, 4.774%, 7/25/2034 (a)(b)	2,541,481	2,505,144
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1X, 0.000%, 5/25/2035 (I/O)(d)	68,790,013	4,877,212
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.912%, 2/19/2034 (a)	1,249,999	1,253,158

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 4A1B, 2.813%, 10/20/2035 (a)	$190,335	$156,440
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.611%, 12/20/2035 (a)	862,301	737,850
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4A1, 4.554%, 12/20/2035 (a)(b)	28,432,211	23,143,891
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037	8,439,926	8,192,695
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1P, 0.000%, 5/20/2046 (a)(d)	160,914,776	13,024,040
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.640%, 6/25/2035 (a)	2,523,994	2,141,095
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,771,808	1,730,901
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.609%, 2/25/2050 (a)(b)(c)	10,363,000	9,256,346
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.012%, 9/19/2044 (a)	2,296,996	2,052,930
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.579%, 3/19/2045 (I/O)(d)	91,182,074	8,149,398
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3, Class 3A1, 2.372%, 5/25/2035 (a)(b)	22,824,107	20,516,042
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,454	4,781
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.713%, 11/25/2035 (a)	2,145,422	1,962,604
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.094%, 5/25/2035 (a)	2,093,369	2,044,997

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	$657,519	$414,347
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 5.342%, 9/19/2035 (a)	945,760	925,503
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.811%, 11/19/2035 (a)	5,792,279	5,028,550
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.486%, 11/19/2035 (a)	627,474	595,653
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.360%, 2/25/2036 (a)	13,427,332	10,183,779
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (I/O)(d)	129,241,896	6,862,745
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.400%, 4/25/2036 (a)	28,660,459	18,266,414
GreenPoint MTA Trust, Series 2005-AR2, Class A1, 0.420%, 6/25/2045 (a)(b)	18,246,267	14,420,234
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.430%, 8/25/2045 (a)(b)	17,794,289	14,583,131
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.876%, 1/25/2035 (a)	2,273,366	2,209,589
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.817%, 4/25/2035 (a)	3,085,117	2,708,623
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.382%, 5/25/2035 (a)(b)	10,849,674	10,838,467
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.817%, 5/25/2035 (a)	18,708,094	16,462,870
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.850%, 5/25/2035 (a)(b)	17,384,491	16,114,389
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.100%, 11/25/2035 (a)	4,757,191	4,329,032

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.084%, 11/25/2035 (a)	$7,929,882	$7,736,166
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.008%, 11/25/2035 (a)(b)	6,888,405	5,853,808
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.178%, 1/25/2036 (a)	1,197,249	1,027,845
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	8,550,549	7,759,213
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	5,277,214	5,022,106
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.140%, 2/25/2036 (a)	1,055,559	894,219
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.199%, 11/19/2035 (I/O)(a)(d)	25,050,483	1,753,534
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.372%, 11/19/2036 (a)(b)	22,715,556	18,438,592
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.700%, 8/19/2045 (I/O)(a)(d)	100,735,537	6,170,052
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 2.584%, 7/19/2046 (I/O)(a)(d)	124,943,190	10,620,171
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.392%, 5/19/2047 (a)(b)	23,319,725	18,758,748
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.440%, 3/25/2035 (a)(b)	17,098,154	13,891,352
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.450%, 1/25/2036 (a)(b)	40,471,010	33,253,896
IMPAC CMB Trust, Series 2004-7, Class 1A1, 0.930%, 11/25/2034 (a)(b)	6,039,117	5,775,081
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.110%, 11/25/2034 (a)	1,892,366	1,544,629
IMPAC CMB Trust, Series 2005-5, Class A4, 0.950%, 8/25/2035 (a)	6,042,546	3,919,431
INDYMAC Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.050%, 9/25/2034 (a)	1,789,462	1,424,208

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.990%, 11/25/2034 (a)	$1,484,798	$1,239,875
INDYMAC Index Mortgage Loan Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,845,017	7,881,924
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.689%, 4/25/2035 (a)	5,386,680	5,126,770
INDYMAC Index Mortgage Loan Trust, Series 2005-AR6, Class AX2, 0.000%, 4/25/2035 (I/O)(d)	74,108,682	4,631,793
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.694%, 9/25/2035 (a)	28,485,205	24,696,716
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.694%, 9/25/2035 (a)	18,872,895	16,362,829
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.065%, 12/25/2035 (a)	1,364,295	1,145,189
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.721%, 6/25/2036 (a)(b)	2,998,089	2,869,489
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.721%, 6/25/2036 (a)	3,021,906	2,892,284
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.490%, 7/25/2036 (a)	4,395,590	3,436,796
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.986%, 7/25/2036 (a)(b)	939,293	842,995
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 0.000%, 10/25/2036 (I/O)(d)	26,424,163	2,113,933
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.500%, 10/25/2036 (a)(b)	23,401,785	18,262,086

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.400%, 4/25/2046 (a)	$38,374,635	$28,885,604
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.420%, 3/25/2036 (a)	13,141,158	10,330,810
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036	28,740,000	18,926,310
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.844%, 5/25/2034 (a)(b)	2,174,560	2,162,898
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.114%, 2/25/2035 (a)	1,025,078	1,016,570
JP Morgan Mortgage Trust, Series 2005-A3, Class A3, 2.718%, 6/25/2035 (a)(b)	6,489,745	5,957,102
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.142%, 10/25/2035 (a)	533,586	526,969
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.919%, 11/25/2035 (a)	400,842	379,923
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.153%, 11/25/2035 (a)	2,114,957	2,002,130
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	7,883,731	7,410,278
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.814%, 2/25/2036 (a)	1,355,951	1,145,342
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.849%, 2/25/2036 (a)	667,599	566,660
JP Morgan Mortgage Trust, Series 2006-S4, Class A3, 6.000%, 1/25/2037	22,428,867	18,712,370
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.427%, 4/25/2037 (a)	2,462,721	2,205,757
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.427%, 4/25/2037 (a)	2,217,278	1,985,924
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.240%, 6/25/2037 (a)	8,826,235	7,660,011
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.450%, 11/25/2035 (a)	15,462,998	12,898,993

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Luminent Mortgage Trust, Series 2006-2, Class X, 2.350%, 2/25/2046 (I/O)(a)(d)	$64,772,264	$4,615,024
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.994%, 12/25/2034 (a)	58,312	44,955
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.281%, 1/25/2035 (a)	1,424,171	1,385,460
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.663%, 3/25/2035 (a)(b)	4,162,193	4,006,427
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.219%, 6/25/2035 (a)	489,525	475,473
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.334%, 7/25/2035 (a)	817,952	685,395
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,670,432	3,582,525
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.136%, 9/25/2035 (a)(b)	27,799,783	26,349,051
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.608%, 10/25/2034 (a)	536,986	378,825
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.591%, 11/25/2037 (a)(b)	11,897,909	8,990,726
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.950%, 8/25/2035 (a)(b)	9,691,787	9,028,960
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 4A1, 3.147%, 8/25/2035 (a)	2,644,288	2,264,514
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.690%, 10/25/2035 (a)	199,843	163,915
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035 (b)	10,640,600	10,406,065
Residential Accredit Loans, Inc., Series 2005-QA4, Class A31, 3.247%, 4/25/2035 (a)	11,351,146	10,370,237

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc., Series 2005-QS9, Class A6, 5.500%, 6/25/2035	$9,716,997	$8,963,541
Residential Accredit Loans, Inc., Series 2005-QS11, Class A2, 0.690%, 7/25/2035 (a)	1,128,474	906,648
Residential Accredit Loans, Inc., Series 2005-QS12, Class A4, 5.500%, 8/25/2035	23,465,787	20,991,590
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	2,137	1,825
Residential Funding Mortgage Securities I, Series 2006-S3, Class A7, 5.500%, 3/25/2036	1,011,936	903,540
Residential Funding Mortgage Securities I, Series 2007-S6, Class 2A5, 0.690%, 6/25/2037 (a)	5,963,221	4,591,793
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.178%, 10/20/2046 (a)	12,616,286	11,588,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.613%, 10/25/2034 (a)	304	295
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.288%, 11/25/2034 (a)	158,931	156,909
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.607%, 11/25/2034 (a)	6,904,777	6,487,535
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.456%, 2/25/2035 (a)	948,063	450,250
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.578%, 2/25/2035 (a)	510,477	292,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.556%, 3/25/2035 (a)	7,540,535	6,947,080
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.512%, 5/25/2035 (a)	3,080,501	2,832,292
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1, 2.450%, 6/25/2035 (a)	65,961	63,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.475%, 7/25/2035 (a)(b)	2,377,378	1,942,350
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.843%, 8/25/2035 (a)	8,194,155	7,741,878

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.597%, 9/25/2035 (a)	$3,063,236	$2,880,915
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 5.066%, 9/25/2035 (a)(b)	31,500,000	27,320,564
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.387%, 10/25/2035 (a)	102,488	86,830
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 6A3, 5.225%, 11/25/2035 (a)(b)	25,316,000	19,620,153
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.093%, 11/25/2035 (a)	8,153,597	6,776,030
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.490%, 8/25/2037 (a)(b)	8,708,534	6,446,297
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.588%, 12/25/2035 (I/O)(d)	40,628,700	560,676
Structured Asset Mortgage Investments II Trust, Series 2005-AR6, Class 2A1, 0.500%, 9/25/2045 (a)	7,136,675	5,749,648
Structured Asset Securities Corp., Series 2003-6A, Class 2A1, 2.474%, 3/25/2033 (a)	94,637	92,567
Structured Asset Securities Corp., Series 2004-2AC, Class A1, 2.472%, 2/25/2034 (a)	5,896,208	5,621,220
Structured Asset Securities Corp., Series 2004-15, Class 3A8, 5.750%, 9/25/2034	603,184	582,850
Structured Asset Securities Corp., Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,264,260	1,121,548
Structured Asset Securities Corp., Series 2005-1, Class 3A3A, 5.110%, 7/25/2035	1,390,000	1,186,547
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.500%, 10/25/2035	5,809,691	5,474,745
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.647%, 7/25/2036 (a)	13,454,741	6,165,810

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, 4.815%, 12/25/2044 (a)	$17,098,325	$16,444,237
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.502%, 12/10/2045 (a)(c)	5,000,000	3,845,282
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.892%, 5/10/2063 (a)(c)	7,000,000	5,530,896
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.382%, 10/20/2035 (a)	254,402	249,143
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.923%, 1/25/2036 (a)	11,352,751	10,456,054
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.949%, 2/25/2037 (a)(b)	12,595,175	11,457,258
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1, 2.554%, 3/25/2037 (a)(b)	6,499,431	5,959,364
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.956%, 5/25/2037 (a)	3,275,963	3,150,324
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.925%, 7/25/2037 (a)	23,731,366	21,354,278
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, 0.480%, 7/25/2045 (a)(b)	16,593,339	15,194,877
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.163%, 8/25/2046 (a)(b)	31,161,742	24,895,302
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	871,048	846,571
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 6/25/2035 (b)	17,601,018	16,353,194

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035 (b)	$5,267,233	$4,903,751
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,309,964	3,514,308
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 0.000%, 2/25/2036 (I/O)(a)(d)	22,378,088	1,014,007
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a)(b)	6,492,741	5,985,116
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a)(b)	11,326,393	10,883,230
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A8, 2.613%, 9/25/2035 (a)(b)	25,000,000	23,442,612
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.169%, 10/25/2035 (a)	495,541	483,760
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.169%, 10/25/2035 (a)	786,533	399,479
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.005%, 3/25/2036 (a)	128,062	126,512
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.590%, 4/25/2036 (a)	2,654,662	2,530,384
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	270,865	250,340
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.400%, 12/25/2036 (a)	969,779	937,292

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	$3,065,387	$2,999,602

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,474,585,601)		1,448,220,823

Collateralized Loan Obligations – 17.55%
Acis CLO 2013-1 Ltd., Series 2013-1A, Class E, 5.866%, 4/18/2024 (a)(c)	7,000,000	6,456,800
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.718%, 1/15/2022 (a)(c)	1,000,000	1,002,700
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.279%, 5/10/2025 (a)(c)	3,000,000	2,649,600
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.029%, 5/10/2025 (a)(c)	5,400,000	5,097,600
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.076%, 7/13/2025 (a)(c)	9,500,000	8,452,150
ARES CLO Ltd., Series 2013-2A, Class C, 3.024%, 7/28/2025 (a)(c)	3,000,000	2,854,800
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.310%, 4/15/2025 (a)(c)	10,000,000	9,124,000
ARES XXVI CLO Ltd., Series 2013-26A, Class D, 4.060%, 4/15/2025 (a)(c)	9,000,000	8,694,900
Babson CLO Ltd., Series 2012-1A, Class C, 4.268%, 4/15/2022 (a)(c)	9,000,000	8,873,100
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.775%, 7/15/2024 (a)(c)	5,000,000	4,256,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.775%, 7/15/2024 (a)(c)	5,000,000	4,636,500
BlueMountain CLO Ltd., Series 2012-2A, Class D, 4.374%, 11/20/2024 (a)(c)	5,000,000	4,843,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.625%, 4/17/2025 (a)(c)	3,000,000	2,606,100
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.568%, 1/15/2024 (a)(b)(c)	3,000,000	2,942,700
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class D, 5.768%, 10/14/2024 (a)(c)	3,000,000	2,816,700

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.766%, 1/20/2025 (a)(c)	$2,850,000	$2,671,875
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.520%, 7/15/2025 (a)(c)(d)	2,000,000	1,774,920
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.772%, 12/20/2023 (a)(c)	8,750,000	8,694,000
Catamaran CLO Ltd., Series 2013-1A, Class D, 4.221%, 1/27/2025 (a)(c)	4,000,000	3,771,200
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.275%, 8/14/2024 (a)(c)	10,000,000	10,015,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.273%, 12/5/2024 (a)(c)	5,000,000	4,745,500
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.523%, 12/5/2024 (a)(c)	4,000,000	3,913,600
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.774%, 11/21/2022 (a)(c)	3,000,000	2,946,000
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.274%, 11/21/2022 (a)(c)	5,000,000	5,025,500
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.116%, 7/15/2025 (a)(c)(d)	3,000,000	2,726,250
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.932%, 3/21/2024 (a)(c)	7,000,000	6,583,500
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.873%, 12/24/2023 (a)(b)(c)	3,000,000	2,875,800
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.473%, 7/15/2025 (a)(c)(d)	8,000,000	7,320,000
ING IM CLO Ltd., Series 2012-1A, Class C, 3.810%, 4/15/2024 (a)(c)	11,750,000	11,162,500
ING IM CLO Ltd., Series 2013-2A, Class D, 5.271%, 4/25/2025 (a)(c)(d)	2,000,000	1,822,500
JMP Credit Advisors CLO II Ltd., Class E, 5.653%, 4/30/2023 (a)(c)	8,200,000	7,423,460
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.253%, 4/30/2023 (a)(c)	4,000,000	3,818,800

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
KVK CLO 2013-1 Ltd., Class D, 4.654%, 4/14/2025 (a)(c)	$2,000,000	$1,967,400
KVK CLO Ltd., Class E, 6.518%, 7/15/2023 (a)(b)	3,700,000	3,581,970
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024 (a)(c)	7,000,000	6,842,500
Marine Park CLO Ltd., Class D, 6.024%, 5/18/2023 (a)(c)	4,500,000	4,334,400
Muir Woods CLO Ltd., Class E, 6.773%, 9/14/2023 (a)(c)	2,500,000	2,447,500
Neuberger Berman CLO Ltd., Series 2012-13A, Class D, 4.765%, 1/23/2024 (a)(c)	4,550,000	4,520,880
Neuberger Berman CLO XIV Ltd., Class D, 3.964%, 4/28/2025 (a)(c)	7,000,000	6,616,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.156%, 6/2/2025 (a)(c)	1,000,000	880,600
Ocean Trails CLO, Series 2013-4A, Class D, 4.266%, 8/13/2025 (a)(c)(d)	4,000,000	3,820,000
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.775%, 5/15/2023 (a)(b)(c)	3,000,000	3,005,700
Portola CLO Ltd., Series 2007-1A, Class E, 6.675%, 11/15/2021 (a)(c)	2,913,645	2,899,076
Race Point CLO Ltd., Series 2012-7A, Class D, 4.525%, 11/8/2024 (a)(c)	3,000,000	3,000,000
Race Point CLO Ltd., Series 2013-8A, Class D, 3.874%, 2/20/2025 (a)(c)	1,000,000	958,200
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class D, 4.068%, 4/15/2025 (a)(c)	3,000,000	2,841,300
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class E, 5.518%, 4/15/2025 (a)(c)	3,000,000	2,694,900
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.025%, 8/14/2023 (a)(b)(c)	11,000,000	11,016,500
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.846%, 10/20/2023 (a)(c)	2,000,000	1,997,800
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.764%, 4/26/2025 (a)(c)	7,000,000	6,119,400

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.268%, 1/17/2025 (a)(c)	$9,000,000	$8,854,200
TICC CLO LLC, Series 2012-1A, Class D1, 6.023%, 8/25/2023 (a)(c)	7,000,000	6,982,500
Venture X CLO Ltd., Series 2012-12A, Class E, 5.573%, 2/28/2024 (a)(c)	10,000,000	9,039,000
VENTURE XIII CLO Ltd, Series 2013-13A, Class D, 3.969%, 6/10/2025 (a)(b)(c)	15,000,000	14,041,500
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.768%, 7/17/2024 (a)(c)	10,200,000	10,137,780
West CLO 2012-1 Ltd., Series 2012-1A, Class D, 6.766%, 10/30/2023 (a)(c)	5,000,000	4,989,500
Wind River CLO Ltd, Series 2012-1A, Class D, 5.268%, 1/15/2024 (a)(c)	4,000,000	4,022,400

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $295,325,207)		290,208,461

U.S. Government Mortgage Backed Agencies – 6.38%
Federal Home Loan Mortgage Corporation – 0.37%
Pool# J23972, 2.50%, 5/1/2028	6,229,647	6,229,469

Federal National Mortgage Association – 6.01%
Pool# AT0282, 2.50%, 3/1/2028	10,627,981	10,637,531
Pool# MA1424, 3.00%, 6/1/2028	12,827,917	13,242,049
Pool# MA1107, 3.50%, 7/1/2032	8,607,034	8,822,880
Pool# AB8766, 3.00%, 3/1/2033	5,906,100	5,875,910
Pool# AB8767, 3.00%, 3/1/2033	5,845,589	5,814,801
Pool# MA1424, 3.50%, 4/1/2033	9,809,917	10,061,389
Pool# MA1401, 3.00%, 4/1/2033	13,273,141	13,191,019
Pool# AB9412, 3.50%, 5/1/2033	13,251,639	13,592,179
Pool# AQ8653, 2.50%, 12/1/2042	19,588,023	18,085,398

		99,323,156

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $110,766,347)		105,552,625

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities – 5.80%
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.020%, 8/18/2025 (a)(c)	$4,000,000	$3,460,000
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class D, 3.770%, 8/18/2025 (a)(c)	8,500,000	7,870,150
Drug Royalty II LP, Series 2012-1, Class A1, 4.268%, 1/15/2025 (a)(c)(d)	2,621,104	2,660,420
Dryden XXII Senior Loan Fund, Series 2013-28A, Class B6L, 4.175%, 8/15/2025 (a)(c)	2,000,000	1,678,200
Dryden XXII Senior Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/2025 (a)(c)	5,000,000	4,641,000
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.766%, 1/19/2025 (a)(c)	10,000,000	9,526,000
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.672%, 12/20/2024 (a)(c)	3,000,000	2,732,100
Jefferies Loan Trust, Series 2013-A, Class A, 3.698%, 11/2/2014 (d)	10,000,000	10,000,000
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.220%, 9/15/2065 (b)(c)	13,123,903	12,426,611
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (c)	1,000,000	1,051,146
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.523%, 6/20/2024 (a)(c)	2,500,000	2,392,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.768%, 1/15/2024 (a)(c)	3,300,000	3,090,450
Octagon Investment Partners XIV Ltd., Series 2012-1X, Class E, 6.768%, 1/15/2024 (a)(d)	3,000,000	2,962,500
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/2025 (a)(c)	3,000,000	2,819,400
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.517%, 7/22/2025 (a)(c)	7,500,000	6,957,750
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.967%, 7/22/2025 (a)(c)	7,000,000	6,013,700
Slater Mill Loan Fund LP, Class E, 5.774%, 8/17/2022 (a)(c)	4,250,000	4,014,550
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)(c)	6,469,293	6,758,729

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities – (continued)
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (c)(d)	$4,974,683	$4,896,948

TOTAL ASSET-BACKED SECURITIES (Cost $99,328,379)		95,951,654

U.S. Government Agencies – 5.67%
Federal Farm Credit Bank – 0.73%
1.900%,12/17/2021	3,000,000	2,824,173
2.250%,3/1/2023	10,000,000	9,237,100

		12,061,273

Federal Home Loan Mortgage Corporation – 1.67%
0.875%,3/7/2018	25,000,000	24,370,275
3.750%,3/27/2019	3,000,000	3,299,550

		27,669,825

Federal National Mortgage Association – 3.27%
0.875%,5/21/2018	10,000,000	9,715,490
2.000%,5/21/2021	5,000,000	4,761,245
2.000%,8/27/2021	15,000,000	14,082,690
2.200%,10/25/2022	12,000,000	11,178,252
2.500%,2/22/2023	15,000,000	14,233,635

		53,971,312

TOTAL U.S. GOVERNMENT AGENCIES (Cost $98,294,639)		93,702,410

Corporate Bonds – 0.56%
Information Technology – 0.18%
First Data Corp., 11.750%, 8/15/2021 (c)	3,000,000	2,880,000

Consumer Discretionary – 0.38%
Beazer Homes USA, Inc., 9.125%, 6/15/2018	4,000,000	4,280,000
Goodyear Tire & Rubber Co./The, 7.000%, 3/15/2028	2,000,000	2,030,000

		6,310,000

TOTAL CORPORATE BONDS (Cost $9,346,738)		9,190,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Collateralized Debt Obligations – 0.28%
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025 (a)(c)	$3,500,000	$3,079,650
Venture CDO Ltd., Series 2012-11A, Class E, 6.775%, 11/14/2022 (a)(c)	1,500,000	1,468,500

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost $4,672,056)		4,548,150

	Shares
Preferred Stocks – 0.20%
Financials – 0.20%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,809,600
Wells Fargo & Co., Series P, 5.250%	23,990	536,416

TOTAL PREFERRED STOCKS (Cost $3,481,416)		3,346,016

Cash Equivalents – 3.33%
Fidelity Institutional Money Market Portfolio, 0.110% (e)	55,034,096	55,034,096

TOTAL CASH EQUIVALENTS (Cost $55,034,096)		55,034,096

TOTAL INVESTMENTS – 127.36% (Cost $2,150,834,479)		$2,105,754,235

Liabilities in Excess of Other Assets – (27.36)%		(452,317,465)

NET ASSETS – 100.00%		$1,653,436,770

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On July 31, 2013, securities valued at $673,734,685 were pledged as collateral for reverse repurchase agreements.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is fair valued by the Adviser. See Note 3.
(e)	Rate disclosed is the seven day yield as of July 31, 2013.

I/O — Interest Only Security

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

Reverse repurchase agreements outstanding as of July 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Bank of America	1.940%	7/8/2013	8/7/2013	$5,502,882	$5,494,000
Bank of America	1.940%	7/8/2013	8/7/2013	14,675,687	14,652,000
Bank of America	1.940%	7/12/2013	8/13/2013	5,286,100	5,277,000
Bank of America	1.590%	7/15/2013	8/15/2013	12,176,649	12,160,000
Bank of America	2.090%	7/16/2013	8/15/2013	1,195,078	1,193,000
Bank of America	1.190%	7/16/2013	8/15/2013	10,564,466	10,554,000
Bank of America	2.090%	7/23/2013	8/23/2013	8,346,995	8,332,000
Barclays	2.195%	7/8/2013	8/7/2013	12,813,843	12,790,449
Barclays	2.195%	7/8/2013	8/7/2013	4,419,144	4,411,076
Barclays	2.195%	7/8/2013	8/7/2013	36,758	36,691
Barclays	2.191%	7/15/2013	8/14/2013	6,461,777	6,450,000
Barclays	2.191%	7/15/2013	8/14/2013	11,578,236	11,557,134
Barclays	2.191%	7/15/2013	8/14/2013	13,892,820	13,867,500
Barclays	2.192%	7/17/2013	8/16/2013	5,768,518	5,758,000
Citi	1.889%	7/24/2013	8/23/2013	5,726,046	5,717,045
Citi	1.887%	7/31/2013	8/30/2013	14,002,892	13,980,904
Credit Suisse	1.550%	7/8/2013	8/7/2013	4,303,038	4,297,487
Credit Suisse	1.900%	7/10/2013	8/9/2013	4,711,354	4,703,906
Credit Suisse	1.900%	7/10/2013	8/9/2013	6,315,541	6,305,557
Credit Suisse	1.900%	7/11/2013	8/12/2013	1,871,963	1,868,807
Credit Suisse	1.950%	7/17/2013	8/16/2013	8,931,272	8,916,782
Credit Suisse	1.950%	7/17/2013	8/16/2013	8,423,599	8,409,933
Credit Suisse	1.950%	7/17/2013	8/16/2013	1,456,487	1,454,124
Credit Suisse	1.950%	7/22/2013	8/21/2013	7,722,546	7,710,017
Credit Suisse	1.850%	7/22/2013	8/21/2013	7,265,283	7,254,100
Credit Suisse	1.950%	7/25/2013	8/23/2013	2,096,801	2,093,512
Credit Suisse	1.950%	7/26/2013	8/26/2013	555,535	554,604
Credit Suisse	1.950%	7/26/2013	8/26/2013	9,059,697	9,044,510
Goldman Sachs	2.040%	7/15/2013	8/14/2013	9,964,912	9,948,000
Goldman Sachs	0.300%	7/19/2013	8/19/2013	9,553,467	9,551,000
Goldman Sachs	0.300%	7/19/2013	8/19/2013	12,563,245	12,560,000
Goldman Sachs	2.589%	7/24/2013	8/23/2013	1,988,281	1,984,000
Guggenheim Partners, LLC	1.950%	7/1/2013	8/1/2013	2,464,131	2,460,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Guggenheim Partners, LLC	1.950%	7/1/2013	8/1/2013	$2,410,040	$2,406,000
Guggenheim Partners, LLC	1.900%	7/8/2013	8/8/2013	2,328,804	2,325,000
Guggenheim Partners, LLC	2.000%	7/17/2013	8/16/2013	23,263,708	23,225,000
Guggenheim Partners, LLC	2.100%	7/30/2013	8/30/2013	14,007,284	13,982,000
Guggenheim Partners, LLC	2.000%	7/30/2013	8/30/2013	2,190,767	2,187,000
Guggenheim Partners, LLC	2.000%	7/30/2013	8/30/2013	708,218	707,000
Guggenheim Partners, LLC	2.000%	7/30/2013	8/30/2013	5,235,000	5,226,000
Guggenheim Partners, LLC	2.100%	7/30/2013	8/30/2013	1,013,830	1,012,000
Guggenheim Partners, LLC	2.000%	7/31/2013	8/30/2013	4,817,015	4,809,000
Jeffries	3.190%	7/23/2013	8/23/2013	4,199,504	4,188,000
Jeffries	2.940%	7/23/2013	8/23/2013	10,767,190	10,740,000
Jeffries	3.190%	7/23/2013	8/23/2013	1,286,524	1,283,000
Jeffries	2.190%	7/23/2013	8/23/2013	10,369,518	10,350,000
JP Morgan	1.692%	7/15/2013	8/15/2013	4,460,489	4,454,000
JP Morgan	1.692%	7/15/2013	8/15/2013	7,744,267	7,733,000
JP Morgan	1.692%	7/15/2013	8/15/2013	17,180,995	17,156,000
JP Morgan	1.692%	7/15/2013	8/15/2013	308,449	308,000
JP Morgan	1.692%	7/19/2013	8/19/2013	11,214,311	11,198,000
JP Morgan	1.592%	7/19/2013	8/19/2013	8,813,062	8,801,000
JP Morgan	1.686%	7/29/2013	8/29/2013	18,958,492	18,931,000
Morgan Stanley	1.650%	7/3/2013	8/2/2013	7,177,731	7,167,875
Morgan Stanley	0.410%	7/11/2013	8/12/2013	3,589,533	3,588,225
Morgan Stanley	1.300%	7/11/2013	8/12/2013	3,472,376	3,468,368
Nomura	1.942%	7/18/2013	8/19/2013	1,965,387	1,962,000
Nomura	2.439%	7/25/2013	8/23/2013	12,021,576	11,998,000
Nomura	2.439%	7/25/2013	8/27/2013	8,672,349	8,653,000
RBC Capital Markets	1.923%	6/5/2013	9/5/2013	3,835,760	3,817,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2013 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
RBC Capital Markets	1.922%	6/13/2013	9/13/2013	$6,819,336	$6,786,000
RBC Capital Markets	1.923%	6/18/2013	9/18/2013	24,405,334	24,286,000
RBC Capital Markets	1.923%	6/18/2013	9/18/2013	10,641,031	10,589,000
RBC Capital Markets	1.923%	6/26/2013	9/18/2013	6,119,331	6,092,000
Wells Fargo	1.693%	7/10/2013	8/9/2013	804,133	803,000
Wells Fargo	1.693%	7/10/2013	8/9/2013	1,440,029	1,438,000
Wells Fargo	1.686%	7/29/2013	8/29/2013	3,361,875	3,357,000

Total					$476,373,606

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities

July 31, 2013

(Unaudited)

Assets
Investments in securities at fair value (cost $2,150,834,479)	$2,105,754,235
Cash	116,585
Cash due from broker (a)	15,435,570
Receivable for fund shares sold	5,558,381
Receivable for investments sold	8,270,717
Dividends and interest receivable	11,267,296
Prepaid expenses	257,853

Total Assets	2,146,660,637

Liabilities
Payable for reverse repurchase agreements	476,373,606
Payable for fund shares redeemed	3,766,553
Payable for investments purchased	11,032,356
Interest payable for reverse repurchase agreements	417,596
Payable to Adviser	1,213,284
Payable to administrator, fund accountant, and transfer agent	159,649
12b-1 fees accrued	164,836
Other accrued expenses	95,987

Total Liabilities	493,223,867

Net Assets	$1,653,436,770

Net Assets consist of:
Paid-in capital	$1,695,103,288
Accumulated net investment (loss)	(1,815,079)
Accumulated net realized gain from investment transactions	5,228,805
Net unrealized appreciation (depreciation) on investments	(45,080,244)

Net Assets	$1,653,436,770

(a)	Margin claim to be received from broker.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities – (continued)

July 31, 2013

(Unaudited)

Class A:
Net Assets	$590,152,321

Shares outstanding (unlimited number of shares authorized, no par value)	49,830,815

Net asset value (“NAV”) per share	$11.84

Offering price per share (NAV/0.9775) (a)	$12.11

Class C:
Net Assets	$39,804,091

Shares outstanding (unlimited number of shares authorized, no par value)	3,370,773

Net asset value (“NAV”) and offering price per share	$11.81

Minimum redemption price per share (NAV*0.99) (b)	$11.69

Institutional Class:
Net Assets	$1,023,480,358

Shares outstanding (unlimited number of shares authorized, no par value)	86,429,475

Net asset value (“NAV”) and offering price per share	$11.84

(a)	Class A shares impose a maximum 2.25% sales charge on purchases.
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Operations

For the six months ended July 31, 2013

(Unaudited)

Investment Income
Dividend income	$42,006
Interest income	38,506,210

Total Investment Income	38,548,216

Expenses
Investment Advisory fees	8,113,258
12b-1 fees – Class A	767,482
12b-1 fees – Class C (a)	170,093
Administration expenses	278,654
Fund accounting expenses	83,306
Transfer agent expenses	121,032
Legal expenses	12,712
Registration expenses	92,134
Custodian expenses	98,015
Auditing expenses	10,414
Trustee expenses	3,039
Insurance expense	2,520
Pricing expenses	28,036
Report printing expense	36,856
24f-2 expense	64,242
CCO expense	1,499
Miscellaneous expenses	6,251
Interest on reverse repurchase agreements	3,433,264
Line of credit expense	67,200

Total Expenses	13,390,007

Fees contractually waived by Adviser	(1,777,967)

Net operating expenses	11,612,040

Net Investment Income	26,936,176

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	3,185,394
Net change in unrealized depreciation of investments	(71,590,522)

Net realized and unrealized loss on investments	(68,405,128)

Net decrease in net assets resulting from operations	$(41,468,952)

(a)	Class C shares commenced operations on March 14, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the six months ended July 31, 2013

(Unaudited)

Increase/(Decrease) in Cash
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(41,468,952)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Accretion of discount/amortization of premium, net	(2,034,842)
Purchase of long-term securities	(487,144,906)
Proceeds from sales of long-term securities	335,736,795
Purchases of short-term securities, net	(902,526,846)
Increase in dividends and interest receivable	(7,307,245)
Increase in receivable for investments sold	(6,021,092)
Increase in prepaid expenses	(158,676)
Increase in payable to Adviser	744,650
Decrease in payable for investments purchased	(43,143,966)
Increase in interest payable for reverse repurchase agreements	307,932
Increase in accrued expenses and expenses payable	111,795
Net realized gain on investment securities	3,185,394
Net gains on paydowns of mortgage-backed securities	(9,255,949)
Change in unrealized depreciation on investments	71,590,522

Net cash used in operating activities	(1,087,385,386)

Cash flows from financing activities:
Increase in payable for reverse repurchase agreements	321,298,554
Proceeds from shares sold	1,283,596,140
Amount paid for shares redeemed	(497,653,764)
Cash distributions paid	(6,421,539)

Net cash provided from financing activities	1,100,819,391

Net change in cash	$13,434,005
Cash balance beginning of period	$2,118,150

Cash balance end of period	$15,552,155

Non cash financing activities not included herein consist of receivable for fund shares sold of $5,558,381, payable for fund shares redeemed of $3,766,553, and reinvestment of distributions of $25,332,764.

Supplemental Information
Interest paid	$3,015,668

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2013 (Unaudited)	For the Year Ended January 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$26,936,176	$13,044,015
Net realized gain on investment transactions	3,185,394	4,395,366
Net change in unrealized appreciation (depreciation) of investments	(71,590,522)	26,233,180

Net increase (decrease) in net assets resulting from operations	(41,468,952)	43,672,561

Distributions
From net investment income, Class A	(13,283,303)	(7,249,037)
From net investment income, Class C	(610,229)	(202,571)
From net investment income, Institutional Class	(17,860,771)	(2,891,461)
From net realized gains, Class A	–	(1,321,776)
From net realized gains, Class C	–	(63,207)
From net realized gains, Institutional Class	–	(820,614)

Total distributions	(31,754,303)	(12,548,666)

Capital Transactions – Class A
Proceeds from shares sold	424,603,973	540,098,989
Reinvestment of distributions	9,718,005	6,762,399
Amount paid for shares redeemed	(301,619,707)	(109,904,633)

Total Class A	132,702,271	436,956,755

Capital Transactions – Class C (a)
Proceeds from shares sold	20,627,491	22,401,838
Reinvestment of distributions	439,941	206,158
Amount paid for shares redeemed	(2,294,601)	(427,809)

Total Class C	18,772,831	22,180,187

Capital Transactions – Institutional Class (b)
Proceeds from shares sold	802,208,015	441,330,827
Reinvestment of distributions	15,174,818	3,514,112
Amount paid for shares redeemed	(196,650,176)	(6,908,839)

Total Institutional Class	620,732,657	437,936,100

Net increase in net assets resulting from capital transactions	772,207,759	897,073,042

Total Increase in Net Assets	698,984,504	928,196,937

Net Assets
Beginning of period	954,452,266	26,255,329

End of period	$1,653,436,770	$954,452,266

Accumulated net investment income (loss) included in net assets at end of period	$(1,815,079)	$3,003,048

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Six Months Ended July 31, 2013 (Unaudited)	For the Year Ended January 31, 2013
Share Transactions – Class A
Shares sold	34,376,797	45,555,230
Shares issued in reinvestment of distributions	791,116	573,388
Shares redeemed	(24,740,158)	(9,185,969)

Total Class A	10,427,755	36,942,649

Share Transactions – Class C (a)
Shares sold	1,672,876	1,871,231
Shares issued in reinvestment of distributions	35,966	17,240
Shares redeemed	(191,361)	(35,179)

Total Class C	1,517,481	1,853,292

Share Transactions – Institutional Class (b)
Shares sold	65,227,131	36,354,579
Shares issued in reinvestment of distributions	1,237,037	291,363
Shares redeemed	(16,112,431)	(568,204)

Total Institutional Class	50,351,737	36,077,738

Net increase in share transactions	62,296,973	74,873,679

(a)	Class C shares commenced operations on March 14, 2012.
(b)	Institutional Class commenced operations on August 16, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2013 (Unaudited)		For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.35		$10.67	$10.00

Income from investment operations:
Net investment income	0.21		0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.46)		1.74	0.63	(b)

Total from investment operations	(0.25)		2.34	0.89

Less distributions to shareholders:
From net investment income	(0.26)		(0.61)	(0.22)
From net realized gains	-		(0.05)	-

Total distributions	(0.26)		(0.66)	(0.22)

Net asset value, end of period	$11.84		$12.35	$10.67

Total Return (c)	(2.04)%	(d)	22.57%	8.95%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$590,152		$486,444	$26,255
Ratio of expenses to average net assets	1.72%	(e)	1.60%	2.45%	(e)
Ratio of expenses to average net assets (excluding interest expense)	1.24%	(e)	1.26%	2.25%	(e)
Ratio of expenses to average net assets before waiver and reimbursement	1.96%	(e)	2.23%	3.38%	(e)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.49%	(e)	1.90%	3.18%	(e)
Ratio of net investment income to average net assets	3.57%	(e)	5.02%	5.29%	(e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.32%	(e)	4.39%	4.36%	(e)
Portfolio turnover rate	36.47%	(d)	54.56%	17.85%	(d)

(a)	For the period June 28, 2011 (commencement of operations) to January 31, 2012.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the maximum sales charge.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class C

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2013 (Unaudited)		For the Year Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.31		$11.03

Income from investment operations:
Net investment income	0.17		0.47
Net realized and unrealized gain (loss) on investments	(0.45)		1.30

Total from investment operations	(0.28)		1.77

Less distributions to shareholders:
From net investment income	(0.22)		(0.44)
From net realized gains	-		(0.05)

Total distributions	(0.22)		(0.49)

Net asset value, end of period	$11.81		$12.31

Total Return (b)	(2.30)%	(c)	16.39%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$39,804		$22,821
Ratio of expenses to average net assets	2.47%	(d)	2.33%	(d)
Ratio of expenses to average net assets (excluding interest expense)	1.99%	(d)	2.00%	(d)
Ratio of expenses to average net assets before waiver and reimbursement	2.71%	(d)	2.91%	(d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	2.24%	(d)	2.56%	(d)
Ratio of net investment income to average net assets	2.85%	(d)	4.12%	(d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	2.60%	(d)	3.55%	(d)
Portfolio turnover rate	36.47%	(c)	54.56%	(c)

(a)	For the period March 14, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2013 (Unaudited)		For the Year Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.34		$11.71

Income from investment operations:
Net investment income	0.23		0.25
Net realized and unrealized gain (loss) on investments	(0.45)		0.65

Total from investment operations	(0.22)		0.90

Less distributions to shareholders:
From net investment income	(0.28)		(0.22)
From net realized gains	-		(0.05)

Total distributions	(0.28)		(0.27)

Net asset value, end of period	$11.84		$12.34

Total Return (b)	(1.84)%	(c)	7.75%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,023,480		$445,187
Ratio of expenses to average net assets	1.47%	(d)	1.34%	(d)
Ratio of expenses to average net assets (excluding interest expense)	0.99%	(d)	0.99%	(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.71%	(d)	1.89%	(d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.24%	(d)	1.54%	(d)
Ratio of net investment income to average net assets	3.85%	(d)	5.07%	(d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.60%	(d)	4.52%	(d)
Portfolio turnover rate	36.47%	(c)	54.56%	(c)

(a)	For the period August 16, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements

July 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Angel Oak Capital Advisors, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund currently offers three share classes, Class A, Class C and Institutional Class. Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on March 14, 2012 and the Institutional Class shares commenced operations on August 16, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A currently has a maximum sales charge on purchases of 2.25% as a percentage of the original purchase price (prior to May 30, 2013 the maximum sales charge was 5.75%). Class C does not have an initial sales charge on purchases. The dealer of record receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within one year of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For the six months ended July 31, 2013, CDSC fees on Class C Shares paid to the Distributor were $20,470.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”)

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2013 the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of July 31, 2013.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, asset-backed securities, U.S government mortgage-backed agencies, U.S. government agency issues and corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For collateralized mortgage obligations and mortgage-backed securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Observable Inputs	Level 3 - Unobservable Inputs	Total
Collateralized Mortgage Obligations	$–	$1,330,452,500	$117,768,323	$1,448,220,823
Collateralized Loan Obligations	–	272,744,791	17,463,670	290,208,461
U.S. Government Mortgage Backed Agencies	–	105,552,625	–	105,552,625
Asset-Backed Securities	–	75,431,786	20,519,868	95,951,654
U.S. Government Agencies	–	93,702,410	–	93,702,410
Corporate Bonds	–	9,190,000	–	9,190,000
Collateralized Debt Obligations	–	4,548,150	–	4,548,150
Preferred Stocks	3,346,016	–	–	3,346,016
Cash Equivalents	55,034,096	–	–	55,034,096
Total	$58,380,112	$1,891,622,262	$155,751,861	$2,105,754,235
Liabilities
Reverse Repurchase Agreements	$–	$(476,373,606)	$–	$(476,373,606)

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Total Level 3 Investments
Balance as of January 31, 2013	$78,163,675
Realized gain (loss)	82,475
Amortization	(8,969,766)
Change in unrealized appreciation (depreciation)	(2,605,999)
Purchases	157,797,517
Sales	(30,045,434)
Transfers in to Level 3	–
Transfers out of Level 3	(38,670,607)

Balance as of July 31, 2013	$155,751,861

The Fund’s Level 3 investments have been valued using unadjusted third party quotations or acquisition cost. As a result, there were no unobservable inputs that have been internally developed by the Fund in determining the fair values of its investments as of July 31, 2013.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2013 was $(2,605,999).

The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the six months ended July 31, 2013.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Balance Sheet Offsetting Information

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2013.

			Gross Amounts Not Offset in Statement of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
$476,373,606	$–	$476,373,606	$673,734,685	$–	$–

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million. For the six months ended July 31, 2013, the Adviser earned a fee of $8,113,258 from the Fund before the reimbursement described below. At July 31, 2013, the Fund owed the Adviser $1,213,284.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”).

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

make the repayment without exceeding the expense limitations described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2013 are as follows:

Amount	Recoverable through January 31,
$100,940	2015
$1,319,337	2016
$1,777,967	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel related to that function. For the six months ended July 31, 2013, HASI earned fees of $278,654 for administrative services provided to the Fund. At July 31, 2013, HASI was owed $107,076 from the Fund for administrative services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July 31, 2013, the Custodian earned fees of $98,015 for custody services provided to the Fund.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2013, HASI earned fees of $121,032 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At July 31, 2013, the Fund owed HASI $21,746 for transfer agent services and out-of-pocket expenses.

For the six months ended July 31, 2013, HASI earned fees of $83,306 from the Fund for fund accounting services. At July 31, 2013, HASI was owed $30,827 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% (Class A shares) and 1.00% (Class C shares) of each share classes’ respective average daily net assets of the Fund in connection with

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended July 31, 2013, Class A shares 12b-1 expense incurred by the Fund was $767,482 and Class C shares 12b-1 expense incurred $170,093. The Fund owed $130,951 for Class A shares and $33,885 for Class C shares 12b-1 fees as of January 31, 2013.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares. During the six months ended July 31, 2013, the Distributor received $159,524 from commissions earned on sales of Class A shares and $216,824 from commissions earned on sales of Class C shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	487,144,906	335,736,795

At July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$17,290,245
Gross Unrealized Depreciation	(62,399,542)

Net Unrealized Depreciation on Investments	$(45,109,297)

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES - (continued)

At July 31, 2013, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $2,150,863,532 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At July 31, 2013, Charles Schwab & Co. owned, as record shareholder, 56.54% of the outstanding shares of Institutional Class. The Trust does not know whether Charles Schwab & Co., or any of the underlying beneficial owners, owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid the following income distributions to shareholders for the six months ended July 31, 2013:

	Record Date	Ex-Dividend Date	Per Share Amount
Class A	February 4, 2013	February 5, 2013	$0.0378
	March 4, 2013	March 5, 2013	$0.0518
	April 4, 2013	April 5, 2013	$0.0370
	May 3, 2013	May 6, 2013	$0.0451
	June 4, 2013	June 5, 2013	$0.0421
	July 3, 2013	July 5, 2013	$0.0510

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - (continued)

	Record Date	Ex-Dividend Date	Per Share Amount
Class C	February 4, 2013	February 5, 2013	$0.0308
	March 4, 2013	March 5, 2013	$0.0455
	April 4, 2013	April 5, 2013	$0.0298
	May 3, 2013	May 6, 2013	$0.0381
	June 4, 2013	June 5, 2013	$0.0345
	July 3, 2013	July 5, 2013	$0.0442
Class I	February 4, 2013	February 5, 2013	$0.0401
	March 4, 2013	March 5, 2013	$0.0540
	April 4, 2013	April 5, 2013	$0.0395
	May 3, 2013	May 6, 2013	$0.0476
	June 4, 2013	June 5, 2013	$0.0446
	July 3, 2013	July 5, 2013	$0.0539

The tax character of distributions paid for the fiscal periods ended January 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary Income	$12,450,639	$481,449
Net Long-Term Capital Gain	98,027	–

	$12,548,666	$481,449

At January 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$4,940,619
Undistributed long-term capital gains	138,294
Other accumulated losses	(3,401)
Unrealized appreciation	26,481,225

$31,556,737

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Fund to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at prices provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or otherwise pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At July 31, 2013, the Fund held restricted securities representing 27.21% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Acis CLO 2013-1 Ltd., Series 2013-1A, Class E, 5.866%, 4/18/2024	5/16/2013	$7,000,000	$6,749,891	$6,456,800
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.718%, 1/15/2022	5/10/2013	1,000,000	1,015,974	1,002,700
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.031%, 5/10/2025	3/13/2013	5,400,000	5,153,334	5,097,600
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.281%, 5/10/2025	3/13/2013	3,000,000	2,702,865	2,649,600
ARES CLO Ltd., Series 2013-2A, Class C, 2.983%, 7/28/2025	6/28/2013	3,000,000	2,853,290	2,854,800
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.075%, 7/13/2025	6/5/2013	9,500,000	8,899,846	8,452,150

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
ARES XXVI CLO Ltd., Series 2013-26A, Class D, 4.037%, 4/15/2025	3/1/2013	$9,000,000	$8,295,687	$8,694,900
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.287%, 4/15/2025	3/1/2013	10,000,000	9,044,407	9,124,000
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class D, 3.824%, 8/18/2025	5/13/2013	8,500,000	8,287,637	7,870,150
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 5.274%, 8/18/2025	5/13/2013	4,000,000	3,755,428	3,460,000
Atrium CDO Corp., Series 10A, Class E, 4.776%, 7/16/2025	4/25/2013	3,500,000	3,172,056	3,079,650
Babson CLO Ltd., Series 2012-1A, Class C, 4.268%, 4/15/2022	2/13/2013	9,000,000	9,027,040	8,873,100
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.500%, 8/25/2035	4/1/2013	14,605,277	12,097,371	11,929,050
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.490%, 1/25/2036	4/29/2013	3,507,072	2,964,277	2,942,347
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.580%, 1/25/2036	5/3/2013	3,791,144	3,140,464	3,101,615
Bayview Commercial Asset Trust, Series 2006-1A, Class A2, 0.550%, 4/25/2036	4/2/2013	7,005,972	5,788,729	5,588,380
Bayview Commercial Asset Trust, Series 2006-2A, Class A2, 0.470%, 7/25/2036	2/12/2013	3,736,740	3,020,159	2,910,515
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.775%, 7/15/2024	5/6/2013	5,000,000	4,823,620	4,636,500
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.775%, 7/15/2024	5/6/2013	5,000,000	4,503,265	4,256,000
BlueMountain CLO Ltd., Series 2012-2A, Class D, 4.425%, 11/20/2024	5/3/2013	5,000,000	5,018,523	4,843,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.680%, 4/17/2025	4/25/2013	3,000,000	2,700,651	2,606,100

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.167%, 4/15/2044	5/14/2013	$7,931,000	$6,843,056	$6,523,636
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.292%, 8/14/2024	4/25/2013	10,000,000	10,071,809	10,015,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.284%, 12/5/2024	4/30/2013	5,000,000	4,981,495	4,745,500
CIFC Funding Ltd., Series 2012-2A, Class B1L, 4.534%, 12/5/2024	4/30/2013	4,000,000	4,014,755	3,913,600
COMM Mortgage Trust, Series 2013-CR6, Class E, 4.177%, 3/10/2046	6/4/2013	6,146,000	4,847,391	4,547,462
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.742%, 2/25/2050	11/21/2012	10,363,000	9,420,351	9,256,346
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.386%, 12/20/2035	3/6/2013	216,900,008	15,793,007	15,725,251
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.568%, 1/15/2024	2/12/2013	3,000,000	3,006,360	2,942,700
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class D, 5.768%, 10/14/2024	6/7/2013	3,000,000	2,888,445	2,816,700
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.776%, 1/20/2025	5/20/2013	2,850,000	2,855,670	2,671,875
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.356%, 7/15/2025	6/10/2013	2,000,000	1,776,040	1,774,920
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.009%, 12/20/2023	5/1/2013	8,750,000	8,809,768	8,694,000
Catamaran CLO Ltd., Series 2013-1A, Class D, 4.026%, 1/27/2025	6/4/2013	4,000,000	3,934,370	3,771,200
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.340%, 1/25/2036	6/23/2013	1,239,712	1,019,799	1,002,070
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.289%, 11/21/2022	5/8/2013	5,000,000	5,049,068	5,025,500

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.789%, 11/21/2022	5/15/2013	$3,000,000	$3,022,109	$2,946,000
Drug Royalty II LP, Series 2012-1, Class A1, 4.277%, 1/15/2025	11/30/2012	2,621,104	2,621,104	2,660,420
Dryden XXII Senior Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/2025	5/31/2013	5,000,000	4,838,329	4,641,000
Dryden XXII Senior Loan Fund, Series 2013-28A, Class B6L, 4.175%, 8/15/2025	5/31/2013	2,000,000	1,797,892	1,678,200
Emerson Park CLO Ltd., Series 2013-1A, Class E, 7/15/2025	7/19/2013	3,000,000	2,719,147	2,726,250
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.940%, 3/21/2024	2/21/2013	7,000,000	6,717,880	6,583,500
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.117%, 12/24/2023	2/20/2013	3,000,000	2,956,742	2,875,800
First Data Corp., 11.750%, 8/15/2021	5/20/2013	3,000,000	3,017,314	2,880,000
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.766%, 1/19/2025	2/27/2013	10,000,000	9,683,940	9,526,000
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.480%, 7/15/2025	5/31/2013	8,000,000	7,548,847	7,320,000
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.672%, 12/20/2024	6/26/2013	3,000,000	2,731,265	2,732,100
ING IM CLO Ltd., Series 2012-1A, Class C, 4.789%, 4/15/2024	2/21/2013	11,750,000	11,500,286	11,162,500
ING IM CLO Ltd., Series 2013-2A, Class D, 5.276%, 4/25/2025	7/12/2013	2,000,000	1,822,890	1,822,500
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.220%, 9/15/2065	2/11/2013	13,123,903	13,257,286	12,426,611
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067	11/9/2012	1,000,000	999,985	1,051,146
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.133%, 4/30/2023	4/3/2013	4,000,000	3,725,420	3,818,800

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
JMP Credit Advisors CLO II Ltd., Class E, 5.533%, 4/30/2023	5/13/2013	$8,200,000	$7,717,473	$7,423,460
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.520%, 6/20/2024	5/6/2013	2,500,000	2,403,945	2,392,000
KVK CLO 2013-1 Ltd., Class D, 4.654%, 4/14/2025	5/16/2013	2,000,000	2,017,439	1,967,400
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.696%, 1/15/2024	1/15/2013	7,000,000	6,737,113	6,842,500
Marine Park CLO Ltd., Class D, 6.024%, 5/18/2023	6/5/2013	4,500,000	4,511,150	4,334,400
Muir Woods CLO Ltd., Class E, 6.773%, 9/14/2023	5/13/2013	2,500,000	2,524,631	2,447,500
Neuberger Berman CLO Ltd., Series 2012-13A, Class D, 4.776%, 1/23/2024	11/20/2012	4,550,000	4,344,019	4,520,880
Neuberger Berman CLO XIV Ltd., Class D, 3.973%, 4/28/2025	5/3/2013	7,000,000	6,810,880	6,616,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.159%, 6/2/2025	5/29/2013	1,000,000	900,518	880,600
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.775%, 5/15/2023	2/7/2013	3,000,000	3,025,287	3,005,700
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.470%, 7/22/2025	6/3/2013	7,500,000	7,161,534	6,957,750
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.920%, 7/22/2025	6/3/2013	7,000,000	6,515,338	6,013,700
Ocean Trails CLO, Series 2013-4A, Class D, 4.266%, 8/13/2025	7/25/2013	4,000,000	3,820,000	3,820,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 7.065%, 1/15/2024	5/31/2013	3,300,000	3,290,005	3,090,450
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.775%, 7/17/2025	5/15/2013	3,000,000	2,922,037	2,819,400
Portola CLO Ltd., Series 2007-1A, Class E, 6.675%, 11/15/2021	4/15/2013	2,913,645	2,895,922	2,899,076
Race Point CLO Ltd., Series 2012-7A, Class D, 4.525%, 11/8/2024	5/6/2013	3,000,000	3,011,067	3,000,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Race Point CLO Ltd., Series 2013-8A, Class D, 3.889%, 2/20/2025	2/6/2013	$1,000,000	$990,853	$958,200
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.025%, 8/14/2023	2/7/2013	11,000,000	11,073,971	11,016,500
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class D, 4.084%, 4/15/2025	3/20/2013	3,000,000	2,810,421	2,841,300
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class E, 5.534%, 4/15/2025	3/20/2013	3,000,000	2,678,954	2,694,900
Slater Mill Loan Fund LP, Class E, 5.774%, 8/17/2022	6/5/2013	4,250,000	4,220,618	4,014,550
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.856%, 10/20/2023	5/6/2013	2,000,000	2,013,768	1,997,800
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.784%, 4/26/2025	5/6/2013	7,000,000	6,365,903	6,119,400
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	8/17/2012	6,469,293	6,877,466	6,758,729
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043	3/20/2013	4,974,683	4,973,626	4,896,948
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.268%, 1/17/2025	1/16/2013	9,000,000	8,840,021	8,854,200
Wind River CLO Ltd, Series 2012-1A, Class D, 5.559%, 1/15/2024	4/18/2013	4,000,000	4,010,653	4,022,400
TICC CLO LLC, Series 2012-1A, Class D1, 6.023%, 8/25/2023	11/9/2012	7,000,000	6,963,618	6,982,500
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.167%, 5/10/2063	5/7/2013	7,000,000	5,884,643	5,530,896
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.652%, 12/10/2045	6/1/2013	5,000,000	4,130,092	3,845,282
Venture CDO Ltd., Series 2012-11A, Class E, 6.775%, 11/14/2022	4/17/2013	1,500,000	1,500,000	1,468,500
Venture X CLO Ltd., Series 2012-12A, Class E, 5.573%, 2/28/2024	5/20/2013	10,000,000	9,742,941	9,039,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2013

(Unaudited)

NOTE 10. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
VENTURE XIII CLO Ltd, Series 2013-13A, Class D, 3.968%, 6/10/2025	3/12/2013	$15,000,000	$14,272,598	$14,041,500
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.768%, 7/17/2024	5/20/2013	10,200,000	10,301,662	10,137,780
West CLO 2012-1 Ltd., Series 2012-1A, Class D, 6.776%, 10/30/2023	5/6/2013	5,000,000	5,032,047	4,989,500

NOTE 11. LINE OF CREDIT

The Fund participates in a short-term credit agreement (“Line of Credit”) with Huntington National Bank. (“Huntington”). Under the terms of the agreement, the Fund may borrow up to $100 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $100 million for providing the Line of Credit. As of July 31, 2013, the Fund had no outstanding borrowings under this Line of Credit.

Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
$22,793,215	1.44%	33	$29,717	$40,821,948

*	Number of Days Outstanding represents the total days during the six months ended July 31, 2013 that the Fund utilized the Line of Credit.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 625-3042 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Robert W. Silva, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3) Not Applicable –

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 09/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 09/27/2013

By /s/ Robert W. Silva
Robert W. Silva, Treasurer and Principal Financial Officer

Date 09/27/2013